SHORT-TERM BORROWING (Tables)	6 Months Ended
Jun. 30, 2023
SHORT-TERM BORROWING
Schedule of short-term borrowings from bank

			Amount	Annual	Repayment
Date	Borrower	Lender	($)	Interest Rate	Due Date
October 11, 2022	Ambow Education Inc.	Cathy Bank	1,500	4.46%	October 11, 2023
November 14, 2022	Ambow Education Inc.	EAST WEST BANK	1,500	2.50%	November 14, 2023
January 6, 2023	Ambow Education Inc.	EAST WEST BANK	2,439	2.50%	January 6, 2024